Reportable Segments (Details) - Schedule of Selected consolidated financial information by segment - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Loss from operations	$ (2,959,492)	$ (1,817,963)
Total assets	183,775,510	350,491,959
One Energy Enterprises Inc [Member]
Segment Reporting Information [Line Items]
Operating revenues	6,008,988	7,921,152
Depreciation, amortization and accretion expense	4,001,528	3,552,277
Loss from operations	(18,254,852)	(10,061,054)
Total assets	75,785,268	68,277,956
Total capital expenditures	6,866,310	6,220,632
Corporate and Eliminations [Member] | One Energy Enterprises Inc [Member]
Segment Reporting Information [Line Items]
Operating revenues	99,589	(5,470)
Depreciation, amortization and accretion expense	269,092	322,857
Loss from operations	(12,872,854)	(8,334,163)
Total assets	16,601,224	16,898,426
Total capital expenditures	2,756,117	3,942
Operating Segments [Member] | Long-Term Contract with Customer [Member] | One Energy Enterprises Inc [Member]
Segment Reporting Information [Line Items]
Operating revenues	4,025,202	4,399,220
Depreciation, amortization and accretion expense	2,858,625	2,817,765
Loss from operations	(555,992)	(84,150)
Total assets	50,777,471	44,133,316
Total capital expenditures	2,091,966	348,183
Operating Segments [Member] | Short-Term Contract with Customer [Member] | One Energy Enterprises Inc [Member]
Segment Reporting Information [Line Items]
Operating revenues	1,884,197	3,527,403
Depreciation, amortization and accretion expense	873,811	411,655
Loss from operations	(4,826,006)	(1,642,740)
Total assets	8,406,573	7,246,214
Total capital expenditures	$ 2,018,227	$ 5,868,507